Consolidated balance sheets - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	€ 978,109	€ 708,882
Trade accounts receivable, less allowance for doubtful accounts of 474,891 in 2017 and 482,461 in 2016	3,330,990	3,491,079
Accounts receivable from related parties	111,643	209,465
Inventories	1,290,779	1,337,477
Other current assets	662,786	1,137,046
Total current assets	6,374,307	6,883,949
Property, plant and equipment	3,491,771	3,579,626
Intangible assets	683,058	803,120
Goodwill	12,103,921	12,955,574
Deferred taxes assets	315,168	291,394
Investment in equity method investees	647,009	598,154
Other non-current assets	409,894	391,723
Total non-current assets	17,650,821	18,619,591
Total assets	24,025,128	25,503,540
Liabilities
Accounts payable	590,493	575,556
Accounts payable to related parties	147,349	264,069
Current provisions and other current liabilities	2,843,760	3,036,708
Short-term debt	760,279	572,010
Short-term debt from related parties	9,000	3,000
Current portion of long-term debt and capital lease obligations	883,535	724,218
Income tax payable	65,477	123,336
Total current liabilities	5,299,893	5,298,897
Long-term debt and capital lease obligations, less current portion	5,794,872	6,832,886
Non-current provisions and other noncurrent liabilities	975,645	1,027,983
Pension liabilities	530,559	512,539
Income tax payable	128,433	118,182
Deferred taxes liabilities	467,540	661,921
Total non-current liabilities	7,897,049	9,153,511
Total liabilities	13,196,942	14,452,408
Shareholders' equity
Ordinary shares, no par value, 1.00 nominal value, 385,913,972 shares authorized, 308,111,000 issued and 306,451,049 outstanding as of December 31, 2017 and 385,913,972 shares authorized, 307,221,791 issued and 306,221,840 outstanding as of December 31, 2016 respectively	308,111	307,222
Treasury stock, at cost	(108,931)	(50,993)
Additional paid-in capital	3,969,245	3,960,115
Retained earnings	7,137,255	6,085,876
Accumulated other comprehensive income (loss)	(1,485,578)	(324,563)
Total FMC-AG & Co. KGaA shareholders' equity	9,820,102	9,977,657
Noncontrolling interests	1,008,084	1,073,475
Total equity	10,828,186	11,051,132
Total liabilities and equity	€ 24,025,128	€ 25,503,540